Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2021	2020
	$’000	$’000
Cash in hand and at banks	262,276	97,757
Short term investment funds	—	4,000
Restricted cash	305	—
	262,581	101,757